UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062
PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)
101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant's telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1.                    Schedule of Investments (filed herewith).

Statement of Investments

as of March 31, 2005 (unaudited)

Pacific Advisors Balanced Fund

Quantity or Principal	Description	Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
ADVERTISING
40,000.000	INTERPUBLIC GROUP *	491,200.00	1.39
BROADCAST & CABLE TV
7,200.000	LIBERTY MEDIA Intel INC. *	314,928.00	0.89
MOVIES/ENTERTAINMENT
10,000.000	DISNEY	287,300.00	0.81
18,000.000	TIME WARNER *	315,900.00	0.89
7,500.000	VIACOM INC	261,225.00	0.74
SPECIALTY STORES
10,000.000	HOT TOPIC INC *	218,500.00	0.62
10,000.000	MICHAELS STORES INC	363,000.00	1.03

CONSUMER STAPLES
SOFT DRINKS
9,000.000	CADBURY SCHWEPPES	366,300.00	1.03
12,000.000	COCA-COLA	500,040.00	1.41

ENERGY
INTEGRATED OIL & GAS
12,000.000	BRITISH PETROLEUM	748,800.00	2.12
OIL & GAS EQUIP/SERV
6,000.000	COOPER CAMERON *	343,260.00	0.97
OIL & GAS EXPLR/PROD
20,000.000	DEVON ENERGY CORP.	955,000.00	2.7
15,000.000	SUNCOR ENERGY INC	603,150.00	1.7
OIL & GAS REF/MKT/TRAN
30,000.000	WILLIAMS COMPANIES INC.	564,300.00	1.59

FINANCIALS
INSURANCE BROKERS
6,000.000	MARSH & MCLENNAN	182,520.00	0.52
LIFE/HEALTH INSUR
7,500.000	METLIFE, INC.	293,250.00	0.83
MULTI LINE INSURANCE
5.000	BERKSHIRE HATHAWAY INC - CL A *	435,000.00	1.23
PROPERTY & CAS INSUR
4,000.000	CHUBB CORP.	317,080.00	0.9
REAL ESTATE INV TRST
13,946.000	CATELLUS REIT	371,660.90	1.05
REGIONAL BANKS
35,000.000	BANCO LATINAMERICANO DE EXPORTACIONES	715,400.00	2.02
SPECIALIZED FINANCE
5,000.000	MOODYS CORPORATION	404,300.00	1.14
THRIFTS & MTG FINANCE
7,500.000	WASHINGTON MUTUAL	296,250.00	0.84
6,000.000	FED HOME LN MTG ASS	379,200.00	1.07

HEALTH CARE
BIOTECHNOLOGY
16,000.000	CAMBREX CORP	340,800.00	0.96

HEALTH CARE EQUIPMENT
12,000.000	PERKIN ELMER	247,560.00	0.7
HEALTH CARE SERVICES
20,000.000	INVERNESS MEDICAL INNOVATIONS INC *	470,000.00	1.33
PHARMACEUTICALS
15,000.000	BRISTOL MYERS SQUIBB CO	381,900.00	1.08
5,000.000	JOHNSON & JOHNSON	335,800.00	0.95
15,000.000	MYLAN	265,800.00	0.75
25,000.000	PFIZER INC.	656,750.00	1.86
10,000.000	PHARMACEUTICAL RESOURCES INC. *	334,400.00	0.94
8,000.000	WYETH	337,440.00	0.95

INDUSTRIALS
AEROSPACE & DEFENSE
7,500.000	BOEING COMPANY	438,450.00	1.24
15,000.000	CUBIC CORP	284,100.00	0.8
COMMERCIAL PRINTING
5,000.000	R H DONNELLEY CORP *	290,450.00	0.82
DIVERSIFIED COML SRV
8,000.000	H & R BLOCK	404,640.00	1.14
INDUSTRIAL CONGLOMER
15,000.000	GENERAL ELECTRIC	540,900.00	1.53
15,000.000	TYCO INTERNATIONAL LTD.	507,000.00	1.43
INDUSTRIAL MACHINERY
15,000.000	GATX CORPORATION	497,850.00	1.41
10,000.000	SPX CORP.	432,800.00	1.22

INFORMATION TECHNOLOGY
APPLICATION SOFTWARE
10,000.000	REYNOLDS & REYNOLDS	270,600.00	0.76
COMMUNICATIONS EQUIP
60,316.000	LUCENT TECHNOLOGIES *	165,869.00	0.47
30,000.000	NOKIA CORP - ADR A	462,900.00	1.31
COMPUTER STORAGE/PER
15,000.000	SANDISK CORP. *	417,000.00	1.18
DATA PROCESSING SRV
6,000.000	AUTOMATIC DATA PROCESSING	269,700.00	0.76
SYSTEMS: SOFTWARE
15,000.000	MICROSOFT	362,550.00	1.02

MATERIALS
DIVERSIFD METAL/MNG
4,000.000	RIO TINTO PLC	519,000.00	1.47
FOREST PRODUCTS
10,683.000	RAYONIER INC.	529,128.99	1.49
SPECIALTY CHEMICALS
10,000.000	CABOT MICRO ELECTRONICS INC. *	313,800.00	0.89
STEEL
25,000.000	GRAFTECH INTL LTD. *	142,250.00	0.4
8,000.000	RELIANCE STEEL	320,080.00	0.9

TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
30,000.000	AT&T CORP-LIBERTY MEDIA GROUP CLASS A *	311,100.00	0.88

UTILITIES
ELECTRIC UTILITIES
10,000.000	ALLETE INC.	418,500.00	1.18
MULTI UTILITIES/POWR
17,500.000	DUKE ENERGY CORP.	490,175.00	1.38
TOTAL COMMON STOCK	(Cost: $15,586,016.16)	21,486,856.89	60.69
CORPORATE BONDS
CONSUMER DISCRETIONARY
AUTO PARTS & EQUIP
100,000.000	BORG WARNER 8.00% 10/01/19	117,573.30	0.33
130,000.000	DANA CORP 6.50% 03/01/09	127,463.44	0.36
HOME FURNISHINGS
110,000.000	WHIRLPOOL CORP 9.10% 02/01/08	121,739.31	0.34

CONSUMER STAPLES
BREWERS
620,000.000	ANHEUSER BUSCH 7.25% 09/15/15	648,881.46	1.83
DISTILLERS & VINTNER
310,000.000	SEAGRAMS & SONS 7.00% 04/15/08	319,746.71	0.9
FOOD : RETAIL
507,000.000	SAFEWAY INC 9.30% 02/01/07	544,468.82	1.54
200,000.000	SAFEWAY INC. 7.00% 09/15/07	210,254.40	0.59
PACKAGED FOODS/MEATS
794,000.000	GERBER PRODUCTS 9.00% 10/15/06	844,434.09	2.39

ENERGY
INTEGRATED OIL & GAS
501,000.000	ATLANTIC RICHFIELD 9.125% 03/01/11	609,973.01	1.72
541,000.000	ENRON OIL & GAS 6.00% 12/15/2008	564,962.51	1.6
347,000.000	OCCIDENTAL PETROLEUM 10.125% 9/15/09	414,606.01	1.17
OIL & GAS EXPLR/PROD
144,000.000	DEVON ENERGY CORP. 10.125% 11/15/09	171,755.14	0.49
OIL & GAS REF/MKT/TRAN
325,000.000	KINDER MORGAN 6.50% 09/01/13	341,035.50	0.96

FINANCIALS
CONSUMER FINANCE
500,000.000	GENL MOTORS ACCEPT CORP 6.75% 01/15/06	503,481.50	1.42
250,000.000	GENL MOTORS ACCEPT CORP 5.00% 08/15/05	249,621.25	0.71
661,000.000	GENL MOTORS ACCEPT CORP 8.75% 07/15/05	668,083.28	1.89
DIVERSIFIED FINANCL
20,000.000	GENERAL ELECTRIC CAP 8.30% 09/20/09	22,842.68	0.06
269,000.000	GENERAL ELECTRIC CAP 8.125% 05/15/12	317,729.08	0.9
LIFE/HEALTH INSUR
385,000.000	OLD REPUBLIC INTL 7.00% 06/15/07	404,805.17	1.14
325,000.000	TRANSAMERICA CORP. 9.375% 03/01/08	366,821.00	1.04
SPECIALIZED FINANCE
155,000.000	BENEFICIAL CORP. 8.40% 05/15/08	171,001.74	0.49

HEALTH CARE
HEALTH CARE EQUIP
380,000.000	MALLINCKRODT 6.50% 11/15/07	396,552.04	1.12
MANAGED HEALTH CARE
100,000.000	CIGNA CORP. 7.40% 05/15/07	105,711.10	0.3

INDUSTRIALS
CONSTRUCTION & MACH
286,000.000	DEERE & COMPANY 8.95% 06/15/19	329,559.80	0.93
INDUSTRIAL CONGLOMER
369,000.000	TYCO INTL GROUP 6.375% 06/15/05	370,880.06	1.05

TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
255,000.000	AT&T CORP 8.35% 1/15/2025	265,200.00	0.75
521,842.500	BELLSOUTH TELECOMMUN 6.30% 12/15/15	549,975.55	1.55
305,000.000	GTE HAWAIIAN TEL 7.00% 02/01/06	310,879.79	0.88
100,000.000	GTE SOUTH INC. 6.125% 06/15/07	103,620.40	0.29
400,000.000	GTE SOUTH INC. 6.00% 02/1508	413,623.20	1.17
135,000.000	NEW ENGLAND TEL&TEL 6.875% 10/01/23	136,056.51	0.38

UTILITIES
MULTI UTILITIES/POWR
200,000.000	FLORIDA PWR & LT 6.00% 06/01/08	209,132.80	0.59
476,000.000	NIAGARA MOHAWK POWER 9.75% 11/01/05	493,194.07	1.39
325,000.000	NORTHWESTERN CORP 7.10% 08/01/05	328,010.15	0.93
250,000.000	NORTHWESTERN CORP 7.00% 08/15/23	255,000.00	0.72
150,000.000	POTOMAC ELEC. POWER 6.25% 10/15/07	156,338.10	0.44
155,000.000	POTOMAC ELEC. POWER 5.875% 10/15/08	161,206.98	0.46
125,000.000	POTOMAC ELEC. POWER 6.50% 03/15/08	131,709.13	0.37
49,280.879	RELIANT ENER MID ATL 9.237% 07/02/17	56,673.01	0.16
TOTAL CORPORATE BOND	(Cost: $12,595,842.36)	12,514,602.09	35.35
US GOVT SECURITIES
US GOVERNMENT AGENCY
200,000.000	FED HOME LOAN BANK 4.46% 10/28/09	198,788.60	0.56
TOTAL US GOVT SECURITIES	(Cost: $200,000.00)	198,788.60	0.56
PREFERRED STOCK
REAL ESTATE INVESTMT
22,459.000	PRICE LEGACY CORP. PREFERRED A 8.75%	362,712.85	1.03
TOTAL PREFERRED STOCK	(Cost: $336,664.89)	362,712.85	1.03
SHORT TERM INVESTMENTS
MONEY MARKET
665,875.980	UMB MONEY MARKET FIDUCIARY	665,875.98	1.88
TOTAL SHORT TERM INVESTMENTS	(Cost: $665,875.98)	665,875.98	1.88

TOTAL INVESTMENTS	(Cost: $29,384,399.39)	35,228,836.41	99.51

OTHER ASSETS LESS LIABILITIES		173,479.55	0.49

TOTAL NET ASSETS		35,402,315.96	100

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2005 (unaudited)

Pacific Advisors Government Securities Fund

Quantity or Principal	Description	Current $ Value **	% of Net Assets
COMMON STOCK
INFORMATION TECHNOLOGY
SYSTEMS: SOFTWARE
5,000.000	MICROSOFT	120,850.00	1.39
TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
15,000.000	CITIZENS COMMUNICATIONS CO.	194,100.00	2.23
UTILITIES
ELECTRIC UTILITIES
2,000.000	PPL CORPORATION	107,980.00	1.24
TOTAL COMMON STOCK	(Cost: $428,389.80)	422,930.00	4.86
US GOVT SECURITIES
US GOVERNMENT AGENCY
100,000.000	FED HOME LN MTG CORP 4.50% 11/12/09	99,426.00	1.14
100,000.000	FED HOME LN MTG CORP 4.50% 06/15/10	98,917.30	1.14
600,000.000	FED HOME LN MTG CORP 5.00% 12/23/11	597,748.80	6.86
250,000.000	FED HOME LN MTG CORP 5.00% 12/29/11	248,783.25	2.86
25,000.000	FED HOME LN MTG CORP 5.00% 01/17/12	24,877.88	0.29
150,000.000	FED HOME LN MTG CORP 5.15% 02/20/13	149,438.85	1.72
500,000.000	FED HOME LN MTG CORP 5.00% 04/22/13	495,796.00	5.69
50,000.000	FED HOME LN MTG CORP 5.20% 05/09/13	49,835.65	0.57
60,000.000	FED HOME LN MTG CORP 5.125% 05/13/13	59,672.82	0.69
100,000.000	FED HOME LN MTG CORP 5.45% 08/09/13	100,288.20	1.15
100,000.000	FED HOME LN MTG CORP 5.33% 09/03/13	99,896.70	1.15
50,000.000	FED HOME LN MTG CORP 5.25% 02/18/14	49,723.85	0.57
225,000.000	FED HOME LN MTG CORP 5.125% 03/10/14	223,230.38	2.56
250,000.000	FED HOME LN MTG CORP 5.50% 09/22/14	249,855.75	2.87
200,000.000	FED HOME LN MTG CORP 5.25% 12/01/14	198,771.20	2.28
200,000.000	FED HOME LN MTG CORP 5.375% 12/15/14	199,300.20	2.29
150,000.000	FED HOME LN MTG CORP 5.50% 12/29/14	150,210.15	1.72
50,000.000	FED HOME LN MTG CORP 5.50% 12/30/14	49,937.35	0.57
65,000.000	FED HOME LN MTG CORP 5.35% 01/27/15	64,835.81	0.74
50,000.000	FED HOME LN MTG CORP 5.50% 01/28/16	49,785.15	0.57
350,000.000	FED HOME LOAN BANK 3.51% 11/07/07	344,754.90	3.96
50,000.000	FED HOME LOAN BANK 4.55% 06/30/08	50,082.60	0.57
70,000.000	FED HOME LOAN BANK 4.30% 05/05/09	69,518.75	0.8
40,000.000	FED HOME LOAN BANK 4.75% 05/26/09	40,045.68	0.46
37,500.000	FED HOME LOAN BANK 4.55% 05/26/09	37,429.31	0.43
50,000.000	FED HOME LOAN BANK 4.32% 08/27/09	49,578.20	0.57
180,000.000	FED HOME LOAN BANK 5.09% 10/22/12	179,355.42	2.06
100,000.000	FED HOME LOAN BANK 5.00% 12/03/12	99,474.20	1.14
536,363.640	FED HOME LOAN BANK 5.35% 12/24/12	536,478.96	6.16
100,000.000	FED HOME LOAN BANK 5.30% 12/03/13	98,863.80	1.13
300,000.000	FEDERAL NATL MTG ASS 4.75% 07/27/10	298,296.90	3.42
100,000.000	FEDERAL NATL MTG ASS 5.00% 10/20/11	99,647.30	1.14
48,000.000	FEDERAL NATL MTG ASS 4.00% 08/23/12	47,831.14	0.55
200,000.000	FEDERAL NATL MTG ASS 5.00% 08/24/12	198,537.00	2.28
300,000.000	FEDERAL NATL MTG ASS 5.25% 12/26/12	299,843.70	3.44
535,000.000	FEDERAL NATL MTG ASS 5.25% 01/28/13	534,322.16	6.13
50,000.000	FEDERAL NATL MTG ASS 5.125% 02/27/13	49,728.75	0.57
75,000.000	FEDERAL NATL MTG ASS 5.00% 02/27/13	73,635.15	0.85
500,000.000	FEDERAL NATL MTG ASS 5.00% 04/15/13	495,651.00	5.69
300,000.000	FEDERAL NATL MTG ASS 5.25% 01/21/14	296,120.40	3.4

100,000.000	FEDERAL NATL MTG ASS 5.25% 02/13/14	97,563.50	1.12
100,000.000	FEDERAL NATL MTG ASS 5.125% 02/24/15	98,030.20	1.13
112,000.000	FEDERAL NATL MTG ASS 5.75% 11/07/17	112,049.39	1.29
TOTAL US GOVT SECURITIES	(Cost: $7,511,452.67)	7,467,169.70	85.72
PREFERRED STOCK
FINANCIALS
REGIONAL BANKS
14,300.000	FIRST BANCORP PUERTO RICO 7.40% PFD C	368,225.00	4.23
REAL ESTATE INVESTMT
13,102.000	PRICE LEGACY CORP. PREFERRED A 8.75%	211,597.30	2.43

TOTAL PREFERRED STOCK	(Cost: $588,926.42)	579,822.30	6.66
SHORT TERM INVESTMENTS
MONEY MARKET
167,039.640	UMB MONEY MARKET FIDUCIARY	167,039.64	1.92
TOTAL SHORT TERM INVESTMENTS	(Cost: $167,039.64)	167,039.64	1.92

TOTAL INVESTMENTS	(Cost: $8,695,808.53)	8,636,961.64	99.16

OTHER ASSETS LESS LIABILITIES		73,733.64	0.84

TOTAL NET ASSETS		8,710,695.28	100

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2005 (unaudited)

Pacific Advisors Growth Fund

Quantity or Principal	Description	Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
HOME FURNISHINGS
500.000	FURNITURE BRANDS INT	10,905.00	0.51
HOME IMPROVEMENT
500.000	HOME DEPOT, INC.	19,120.00	0.89
RESTAURANTS
1,125.000	APPLEBEE’S INTL	31,005.00	1.44
SPECIALTY STORES
1,000.000	LINENS ‘ N THINGS *	24,830.00	1.15

ENERGY
INTEGRATED OIL & GAS
400.000	EXXON MOBIL CORP.	23,840.00	1.11
1,000.000	MARATHON OIL CORP	46,920.00	2.18
OIL & GAS EQUIP/SERV
1,000.000	CARBO CERAMICS INC.	70,150.00	3.25
5,000.000	MITCHAM INDUSTRIES *	34,800.00	1.61
OIL & GAS EXPLR/PROD
1,000.000	APACHE CORPORATION	61,230.00	2.83
1,000.000	BURLINGTON RESOURCES INC	50,070.00	2.32

FINANCIALS
DIVERSIFIED BANKS
161.000	HSBC HOLDING PLC	12,783.40	0.59
THRIFTS&MTG FINANCE
1,000.000	SOVEREIGN BANCORP INC	22,160.00	1.03

HEALTH CARE
BIOTECHNOLOGY
500.000	CAMBREX CORP	10,650.00	0.49
HEALTH CARE DISTRIB
500.000	MCKESSON HBOC INC.	18,875.00	0.88
HEALTH CARE EQUIP
500.000	BECTON DICKINSON	29,210.00	1.35
2,000.000	ST. JUDE MEDICAL INC *	72,000.00	3.34
500.000	ZIMMER HOLDINGS INC. *	38,905.00	1.80
HEALTH CARE SERVICES
1,935.000	CAREMARK RX INC. *	76,974.30	3.56
300.000	QUEST DIAGNOSTICS,	31,539.00	1.46
MANAGED HEALTH CARE
2,251.000	AMERICA SVC GROUP *	49,814.63	2.31
500.000	WELLPOINT *	62,675.00	2.91
PHARMACEUTICALS
800.000	JOHNSON & JOHNSON	53,728.00	2.49
3,000.000	NATURE’S SUNSHINE	51,510.00	2.39
1,200.000	PFIZER INC.	31,524.00	1.46

INDUSTRIALS
BUILDING PRODUCTS
1,000.000	ELKCORP	38,460.00	1.78
INDUSTRIAL CONGLOMER
1,500.000	GENERAL ELECTRIC	54,090.00	2.51
1,000.000	TYCO INTERNATIONAL LTD.	33,800.00	1.57

INDUSTRIAL MACHINERY
300.000	ITT INDUSTRIES	27,072.00	1.26

INFORMATION TECHNOLOGY
APPLICATION SOFTWARE
2,000.000	INTERVOICE INC *	22,460.00	1.04
500.000	SIEBEL SYSTEMS, INC. *	4,565.00	0.21
COMMUNICATIONS EQUIP
1,000.000	QUALCOMM INC.	36,650.00	1.70
1,000.000	ANDREW CORP.	11,710.00	0.54
COMPUTER HARDWARE
200.000	INTERNATIONAL BUSINE	18,276.00	0.85
SYSTEMS: SOFTWARE
2,000.000	MICROSOFT	48,340.00	2.24
800.000	ORACLE CORPORATION *	9,984.00	0.46

MATERIALS
DIVERSIFD METAL/MNG
500.000	FREEPORT MCMORAN	19,805.00	0.92
500.000	PHELPS DODGE CORP.	50,865.00	2.36
FOREST PRODUCTS
2,000.000	LOUISIANA PACIFIC CORP.	50,280.00	2.33
GOLD
1,000.000	ANGLOGOLD LTD	34,450.00	1.60
PAPER PRODUCTS
1,000.000	GEORGIA PACIFIC CORP	35,490.00	1.65
STEEL
1,000.000	COMMERCIAL METALS CO	33,890.00	1.57
500.000	US STEEL	25,425.00	1.18

TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
5,000.000	CITIZENS COMMUNICATIONS CO.	64,700.00	3.00

TOTAL COMMON STOCK	(Cost: $1,320,234.72)	1,555,530.33	72.12
SHORT TERM INVESTMENTS
MONEY MARKET
603,514.180	UMB MONEY MARKET FIDUCIARY	603,514.18	27.98
TOTAL SHORT TERM INVESTMENTS	(Cost: $603,514.18)	603,514.18	27.98

TOTAL INVESTMENTS	(Cost: $1,923,748.90)	2,159,044.51	100.10

OTHER ASSETS LESS LIABILITIES		(2,185.33)	-0.10

TOTAL NET ASSETS		2,156,859.18	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2005 (unaudited)

Pacific Advisors Income and Equity Fund

Quantity or Principal	Description	Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
DISTRIBUTORS
2,000.000	GENUINE PARTS CO	86,980.00	0.74
HOME IMPROVEMENT
1,000.000	HOME DEPOT, INC.	38,240.00	0.33

ENERGY
INTEGRATED OIL & GAS
1,000.000	BRITISH PETROLEUM	62,400.00	0.53
1,000.000	MARATHON OIL CORP	46,920.00	0.40
OIL & GAS EXPLR/PROD
1,000.000	BURLINGTON RESOURCES INC.	50,070.00	0.43
OIL & GAS REF/MKT/TRAN
1,000.000	EL PASO ENERGY CORPORATION	10,580.00	0.09

FINANCIALS
DIVERSIFIED BANKS
2,000.000	BANK OF AMERICA	88,200.00	0.75
2,000.000	WACHOVIA CORP	101,820.00	0.87
MULTI LINE INSURANCE
1,000.000	AMERICAN INT’L GROUP INC.	55,410.00	0.47
PROPERTY & CAS INSUR
500.000	CHUBB CORP.	39,635.00	0.34
REAL ESTATE INVESTMT
11,500.000	HOSPITALITY PROPERTIES	464,370.00	3.97
REGIONAL BANKS
1,000.000	WILMINGTON TRUST CO	35,100.00	0.30
THRIFTS & MTG FINANCE
2,000.000	WASHINGTON MUTUAL	79,000.00	0.68

HEALTH CARE
PHARMACEUTICALS
3,000.000	JOHNSON & JOHNSON	201,480.00	1.72
2,500.000	PFIZER INC.	65,675.00	0.56

INDUSTRIALS
AEROSPACE & DEFENSE
2,000.000	HONEYWELL INTERNATIONAL INC.	74,420.00	0.64
INDUSTRIAL CONGLOMER
5,000.000	GENERAL ELECTRIC	180,300.00	1.54
2,000.000	TYCO INTERNATIONAL LTD.	67,600.00	0.58

INFORMATION TECHNOLOGY
SYSTEMS: SOFTWARE
5,000.000	MICROSOFT	120,850.00	1.03
MATERIALS
ALUMINUM
1,000.000	ALCOA INC.	30,390.00	0.26
DIVERSIFIED CHEMICAL
1,000.000	E.I. DUPONT DE NEMOURS & CO.	51,240.00	0.44

DIVERSIFD METAL/MNG
1,000.000	FREEPORT MCMORAN	39,610.00	0.34
1,000.000	PHELPS DODGE CORP.	101,730.00	0.87
GOLD
1,000.000	ANGLOGOLD LTD	34,450.00	0.30
PAPER PRODUCTS
1,000.000	INTERNATIONAL PAPER	36,790.00	0.32
SPECIALTY CHEMICALS
2,000.000	INT. FLAVORS AND FRAGRANCES	79,000.00	0.68

TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
15,000.000	CITIZENS COMMUNICATIONS CO.	194,100.00	1.66
1,000.000	SBC COMMUNICATIONS	23,690.00	0.20

UTILITIES
MULTI UTILITIES/POWR
1,000.000	DOMINION RESOURCES	74,430.00	0.64
1,000.000	DUKE ENERGY CORP.	28,010.00	0.24
1,000.000	PUBLIC SERVICE	54,390.00	0.47
TOTAL COMMON STOCK	(Cost: $2,523,689.00)	2,616,880.00	22.39
CORPORATE BONDS
CONSUMER DISCRETIONARY
BROADCAST & CABLE TV
519,000.000	LIBERTY MEDIA CORP 7.75% 07/15/09	559,309.17	4.79
HOTELS, RESORTS
160,000.000	MARRIOTT CORP 9.375% 06/15/07	171,869.44	1.47
GENL MERCHANDISE STR
435,000.000	DAYTON HUDSON CO. 8.60% 01/15/12	525,889.33	4.50

CONSUMER STAPLES
BREWERS
165,000.000	ANHEUSER BUSCH 7.125% 07/01/17	177,622.83	1.52
188,000.000	ANHEUSER BUSCH 7.25% 09/15/15	196,757.60	1.68
HYPERMKTS/SUPER CTRS
50,000.000	WAL-MART STORES 8.00% 09/15/06	52,729.75	0.45
PACKAGED FOODS/MEATS
323,000.000	GERBER PRODUCTS 9.00% 10/15/06	343,516.64	2.94

ENERGY
INTEGRATED OIL & GAS
275,000.000	OCCIDENTAL PETROLEUM 10.125% 9/15/09	328,578.25	2.81
170,000.000	TEXACO CAPITAL 8.625% 06/30/10	201,242.43	1.72

FINANCIALS
DIVERSIFIED FINANCL
50,000.000	GENERAL ELECTRIC CAP 8.875% 05/15/09	57,632.55	0.49
40,000.000	GENERAL ELECTRIC CAP 8.65% 05/15/09	45,533.48	0.39
LIFE/HEALTH INSUR
85,000.000	TRANSAMERICA CORP. 9.375% 03/01/08	95,937.80	0.82

100,000.000	AMERICAN GENERAL FIN 5.875% 12/15/05	101,477.70	0.87

SPECIALIZED FINANCE
118,000.000	ASSOCIATES CORP 7.35% 05/15/06	122,232.54	1.05

INDUSTRIALS
CONSTRUCTION & MACH
331,000.000	DEERE & COMPANY 8.95% 06/15/19	381,413.62	3.26
RAILROADS & TRUCKING
135,000.000	NORFOLK SOUTHERN CRP 7.4% 09/15/2006	141,231.87	1.21

MATERIALS
DIVERSIFIED CHEMICAL
25,000.000	DOW CHEMICAL CO. 5.6% 11/15/09	25,072.48	0.21

TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
85,000.000	BELLSOUTH CAP 6.04% 11/15/26	88,386.49	0.76
459,917.190	BELLSOUTH TELEC0MMUN 6.30% 12-15-2015	484,711.80	4.15
135,000.000	SBC COMMUNICATIONS 7.39% 5/24/10	147,824.60	1.27
35,000.000	SBC COMMUNICATIONS 6.590% 09/29/08	36,942.01	0.32
265,000.000	SBC COMMUNICATIONS 7.35% 05/24/10	293,212.70	2.51
50,000.000	WISCONSIN BELL 6.35% 12/01/26	51,285.75	0.44

UTILITIES
ELECTRIC UTILITIES
255,000.000	COMMMONWEALTH EDISON 8.00% 05/15/08	281,394.29	2.41
GAS UTILITIES
250,000.000	PIEDMONT NATURAL GAS 7.8% 09/29/10	286,429.00	2.45
MULTI UTILITIES/POWR
125,000.000	NORTHWESTERN CORP 7.10% 08/01/05	126,157.75	1.08
75,000.000	PENN POWER & LT 6.55% 03/01/06	76,773.68	0.66
94,000.000	POTOMAC ELEC. POWER 5.875% 10/15/08	97,764.23	0.84
15,000.000	POTOMAC ELEC. POWER 6.50% 09/15/05	15,210.87	0.13
128,000.000	PUB SVC ELEC & GAS 6.25% 01/01/07	132,443.78	1.13
375,000.000	PUB SVC ELEC & GAS 6.75% 03/01/06	384,866.63	3.29
95,000.000	PUBLIC SERVICE OKLAH 6.5% 06/01/05	95,490.01	0.82
TOTAL CORPORATE BOND	(Cost: $6,243,369.53)	6,126,941.07	52.44
US GOVT SECURITIES
US GOVERNMENT AGENCY
100,000.000	FED HOME LN MTG CORP 4.125% 9/1/09	98,542.90	0.84
200,000.000	FED HOME LN MTG CORP 5.00% 12/23/11	199,249.60	1.71
50,000.000	FED HOME LN MTG CORP 5.00% 09/10/12	49,615.75	0.42
90,000.000	FED HOME LN MTG CORP 5.125% 08/06/13	89,443.53	0.77
33,000.000	FED HOME LN MTG CORP 5.125% 03/10/14	32,740.46	0.28
250,000.000	FED HOME LN MTG CORP 5.5% 09/22/14	249,855.75	2.14
50,000.000	FED HOME LN MTG CORP 5.375% 12/15/14	49,825.05	0.43
100,000.000	FED HOME LN MTG CORP 5.50% 12/29/14	100,140.10	0.86
40,000.000	FEDERAL HOME LN BANK 4.32% 08/27/09	39,662.56	0.34
300,000.000	FEDERAL HOME LN BANK4.46% 10/28/09	298,182.90	2.55
230,000.000	FEDERAL HOME LN BANK 5.05% 02/14/13	229,069.19	1.96
41,000.000	FEDERAL NATL MTG ASS 5% 10/05/10	41,000.04	0.35
100,000.000	FEDERAL NATL MTG ASS 5.00% 10/20/11	99,647.30	0.85
100,000.000	FEDERAL NATL MTG ASS 5.00% 01/27/12	99,361.50	0.85
75,000.000	FEDERAL NATL MTG ASS 5.00% 03/11/13	74,119.20	0.63

TOTAL US GOVT SECURITIES	(Cost: $1,758,427.87)	1,750,455.83	14.98
PREFERRED STOCK
FINANCIALS
REGIONAL BANKS
10,000.000	FIRST BANCORP PUERTO RICO 7.40% PFD C	257,500.00	2.21
LIFE/HEALTH INSURANC
2,500.000	ING CAPITAL FUNDING TRUST II	63,375.00	0.54
3,500.000	PHOENIX COMPANIES INC. 7.45% 01/15/32	89,075.00	0.76
REAL ESTATE INVESTMT
9,358.000	PRICE LEGACY CORP. PREFERRED A 8.75%	151,131.70	1.29
3,700.000	PRICE LEGACY CORP. PREFERRED A 6.82%	58,275.00	0.50
TOTAL PREFERRED STOCK	(Cost: $624,703.84)	619,356.70	5.30
COMMERCIAL PAPER
SHORT-TERM
511,541.770	UMB MONEY MARKET FIDUCIARY	511,541.77	4.38
TOTAL SHORT TERM INVESTMENTS	(Cost: $511,541.77)	511,541.77	4.38

TOTAL INVESTMENTS	(Cost: $11,661,732.01)	11,625,175.37	99.49

OTHER ASSETS LESS LIABILITIES		59,024.43	0.51

TOTAL NET ASSETS		11,684,199.80	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2005 (unaudited)

Pacific Advisors Multi-Cap Value Fund

Quantity or Principal	Description	Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
GENL MERCHANDISE STR
13,000.000	PIER 1 IMPORTS INC.	236,990.00	2.80
4,500.000	TARGET CORP	225,090.00	2.66
HOME IMPROVEMENT
6,000.000	HOME DEPOT, INC.	229,440.00	2.71
LEISURE PRODUCTS
20,000.000	CALLAWAY GOLF COMPANY	256,000.00	3.03
MOVIES/ENTERTAINMENT
20,000.000	ACTIVISION INC. *	296,000.00	3.50

ENERGY
INTEGRATED OIL & GAS
4,000.000	CHEVRONTEXACO CORP	233,240.00	2.76
6,000.000	MARATHON OIL CORP	281,520.00	3.33
3,000.000	ROYAL DUTCH PETROLEUM COMPANY	180,120.00	2.13
OIL & GAS EQUIP/SERV
40,000.000	MITCHAM INDUSTRIES INC. *	278,400.00	3.29
OIL & GAS EXPLR/PROD
3,500.000	APACHE CORPORATION	214,305.00	2.53
OIL & GAS REF/MKT/TRAN
9,000.000	WILLIAMS COMPANIES INC.	169,290.00	2.00

FINANCIALS
DIVERSIFIED FINANCL
5,000.000	CITIGROUP INC	224,700.00	2.66
5,000.000	J.P. MORGAN	173,000.00	2.05
INVESTMENT BANK/BRKG
2,500.000	GOLDMAN SACHS GROUP INC	274,975.00	3.25
MULTI-INE INSURANCE
4,000.000	AMERICAN INTL GROUP INC.	221,640.00	2.62
THRIFTS & MTG FINANCE
6,000.000	WASHINGTON MUTUAL	237,000.00	2.80

HEALTH CARE
BIOTECHNOLOGY
4,200.000	AMGEN INC. *	244,482.00	2.89
6,500.000	BIOGEN IDEC *	224,315.00	2.65
HEALTH CARE EQUIP
7,500.000	BOSTON SCIENTIFIC CO *	219,675.00	2.60
4,000.000	CLOSURE MEDICAL *	106,800.00	1.26
HEALTH CARE SUPPLIES
11,500.000	SERLOGICALS CORP. *	281,060.00	3.32
PHARMACEUTICALS
10,000.000	ENDO PHARMACEUTICALS *	225,500.00	2.67
10,000.000	PFIZER INC.	262,700.00	3.11
12,000.000	SCHERING-PLOUGH CORP	217,800.00	2.58

INDUSTRIALS
AIRLINES
9,000.000	JETBLUE AIRWAYS CORP *	171,360.00	2.03
AIR FREIGHT & LOGIST
7,500.000	MARITRANS INC.	142,875.00	1.69
ELECTRICAL COMPON/EQ
8,000.000	ARROW ELECTRONICS INC. *	202,800.00	2.40
12,000.000	METROLOGIC INSTRUMTS *	269,760.00	3.19

INFORMATION TECHNOLOGY
COMMUNICATIONS EQUIP
15,000.000	CISCO SYSTEMS INC. *	268,350.00	3.17
80,000.000	LUCENT TECHNOLOGIES *	220,000.00	2.60
COMPUTER HARDWARE
3,000.000	INTERNATIONAL BUSINE MACHINES CORP.	274,140.00	3.24
COMPUTER STORAGE
15,000.000	EMC CORPORATION *	184,800.00	2.19
SEMICONDUCTORS
10,000.000	INTEL CORPORATION	232,300.00	2.75
SYSTEMS: SOFTWARE
7,000.000	MICROSOFT	169,190.00	2.00

MATERIALS
STEEL
38,000.000	GRAFTECH INTL LTD. *	216,220.00	2.56
5,250.000	US STEEL	266,962.50	3.16

TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
10,000.000	SBC COMMUNICATIONS	236,900.00	2.80

TOTAL COMMON STOCK	(Cost: $7,735,760.48)	8,369,699.50	98.98
SHORT TERM INVESTMENTS
MONEY MARKET
98,520.860	UMB MONEY MARKET FIDUCIARY	98,520.86	1.16
TOTAL SHORT TERM INVESTMENTS	(Cost: $98,520.86)	98,520.86	1.16

TOTAL INVESTMENTS	(Cost: $7,834,281.34)	8,468,220.36	100.14

OTHER ASSETS LESS LIABILITIES		(12,149.87)	-0.14

TOTAL NET ASSETS		8,456,070.49	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2005 (unaudited)

Pacific Advisors Small Cap Fund

Quantity or Principal	Description	Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
APPAREL - RETAIL
44,000.000	ASHWORTH, INC. *	501,160.00	2.33
AUTO PARTS & EQUIP
24,000.000	KEYSTONE AUTOMOTIVE INDUSTRIES, INC. *	555,840.00	2.59
FOOTWEAR
6,600.000	GENESCO INC. *	187,572.00	0.87
RESTAURANTS
22,000.000	DAVE AND BUSTERS INC *	411,400.00	1.92
SPECIALTY STORES
40,000.000	CONNS INC. *	752,000.00	3.50
40,000.000	SERVICE CORPORATION INTL *	299,200.00	1.39
20,000.000	SONIC AUTOMOTIVE INC	454,200.00	2.12

ENERGY
INTEGRATED OIL & GAS
16,000.000	KIRBY CORP *	672,480.00	3.13
OIL & GAS EQUIP/SERV
96,000.000	MITCHAM INDUSTRIES INC. *	668,160.00	3.11
OIL & GAS EXPLR/PROD
28,000.000	CHESAPEAKE ENERGY CORP.	614,320.00	2.86
24,000.000	DENBURY RES. INC. *	845,520.00	3.94
30,000.000	HARVEST NATURAL RESOURCES *	356,700.00	1.66
90,000.000	MISSION RESOURCES CORP. *	637,200.00	2.97
10,000.000	REMINGTON OIL & GAS CORP. *	315,200.00	1.47

FINANCIALS
PROPERTY & CAS INSUR
20,000.000	GAINSCO INC *	31,000.00	0.14
REGIONAL BANKS
12,000.000	EAST WEST BANCORP, INC.	443,040.00	2.06
22,000.000	NARA BANK NATIONAL ASSOC.	309,100.00	1.44
SPECIALIZED FINANCE
45,000.000	EZCORP INC. *	597,600.00	2.78
24,000.000	FIRST CASH FINANCIAL *	508,080.00	2.37

HEALTH CARE
MANAGED HEALTH CARE
36,000.000	AMERICA SVC GROUP *	796,680.00	3.71
112,000.000	UNITED AMERICAN HEALTH CARE *	646,240.00	3.01

INDUSTRIALS
AEROSPACE & DEFENSE
25,000.000	AVIALL INC. *	700,000.00	3.26
BUILDING PRODUCTS
24,000.000	ELKCORP	923,040.00	4.30
CONSTRUCTION & MACH
70,000.000	TITAN INTERNATIONAL INC.	1,005,900.00	4.69
DIVERSIFIED COML SRV
40,000.000	CARLISLE HOLDINGS LT *	265,216.00	1.24
130,000.000	DARLING INTERNATIONA INC. *	518,700.00	2.42
20,000.000	MOBILE MINI INC. *	808,200.00	3.77

30,000.000	TEAM INC *	600,000.00	2.80
ELECTRICAL COMPON/EQ
34,000.000	BELL MICROPRODUCTS INC. *	254,320.00	1.18
ENVIRONMENTAL SERVICE
50,000.000	AMERICAN ECOLOGY CORP. *	591,500.00	2.76
32,000.000	TETRA TECH INC *	403,840.00	1.88
OFFICE SERVICES/SUPP
33,000.000	DANKA BUSINESS SYS, PLC *	52,800.00	0.25
RAILROADS & TRUCKING
45,000.000	FROZEN FOOD EXPRESS INDUSTRIES INC. *	518,400.00	2.42
70,000.000	RAILAMERICA INC. *	873,600.00	4.07
30,000.000	SCS TRANSPORTATION *	557,700.00	2.60
22,000.000	US XPRESS ENTERPRISE *	359,700.00	1.68

INFORMATION TECHNOLOGY
APPLICATION SOFTWARE
85,410.000	INTERVOICE INC *	959,154.30	4.47
SEMICONDUCTOR EQUIP
64,060.000	CAMTEK LIMITED *	214,601.00	1.00
SYSTEMS: SOFTWARE
1,680.000	CARREKER CORPORATION *	9,424.80	0.04
70,000.000	TYLER TECHNOLOGIES *	532,700.00	2.48

MATERIALS
STEEL
34,000.000	COMMERCIAL METALS CO	1,152,260.00	5.37
90,000.000	GRAFTECH INTL LTD. *	512,100.00	2.39

TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
40,000.000	TALK AMERICA HOLDING INC. *	258,000.00	1.20
TOTAL COMMON STOCK	(Cost: $14,347,761.45)	22,673,848.10	105.64

TOTAL INVESTMENTS	(Cost: $14,347,761.45)	22,673,848.10	105.64

OTHER ASSETS LESS LIABILITIES		(1,210,463.46)	-5.64

TOTAL NET ASSETS		21,463,384.64	100.00

* Non-income producing.

** The principle amount is stated in U.S. dollars unless otherwise indicated.

Item 2.                                   Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                   Exhibits.

(a) Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
George A. Henning
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ Barbara A. Kelley
Barbara A. Kelley
Chief Financial Officer

Date:	May 20, 2005